15A. Capital reserve (ZHEJIANG TIANLAN)	12 Months Ended
Dec. 31, 2013
ZHEJIANG TIANLAN
Capital reserve	Capital reserve represents capital contributions from shareholders in excess of the paid-in capital amount.